Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2024
Discontinued Operations [Abstract]
Schedule of Financial Results of the ACO/MSO Division	The following table presents financial results of the ACO/MSO Division for the years ended December 31, 2024 and 2023:
	Year Ended December 31,
	2024		2023
Revenue:
Consulting revenue	$	---	$23,646
Total revenue		---	23,646

Operating Expenses and Costs:
Medicare shared savings expenses		---	95,967

Loss from operations of discontinued operations before income taxes		---	(72,321)
Provision for income taxes		---	---

Loss from discontinued operations, net of income taxes	$	---	$(72,321)

Schedule of Fair Value of Consideration Received and Receivable	The fair value of consideration received and receivable is shown in the following table:
Upfront Cash Consideration paid at signing	$750,000

Incremental Cash Consideration	1,311,567
IPO Share Consideration	1,463,517
2022 MSSP Consideration	312,987
Physician Advance Consideration	199,645
Stub Period Reimbursement	31,381
Total fair value of contingent consideration receivable	3,319,097

Total fair value of consideration received and receivable	$4,069,097

Schedule of Assets and Liabilities Derecognized

The book value of the assets and liabilities derecognized on January 17, 2023 in connection with the sale were as follows:

Prepaid expenses	$1,500
Intangible asset - ACO physician contract	1,073,000
Goodwill	381,856
Contract liability	(20,278)
Contingent acquisition consideration	(185,024)
Net Book Value of Assets and Liabilities Sold	$1,251,054

Schedule of Fair Value of Consideration and Derecognition of Assets and Liabilities

After recording the fair value of consideration and derecognition of assets and liabilities, and an estimated liability related to the Indemnification Clause, the Company recorded a gain from disposal of discontinued operations in the amount of $2,674,069 in the year ended December 31, 2023 as follows:

Total fair value of consideration received and receivable	$4,069,097
Less: net book value of assets and liabilities sold	(1,251,054)
Less: fair value of Indemnification Clause	(143,974)

Gain from disposal of discontinued operations	$2,674,069

Schedule of Remaining Unresolved Components of Contingent Consideration Receivable

The carrying value of the remaining unresolved components of contingent consideration receivable as of December 31, 2024 and 2023 was as follows:

	December 31,
	2024		2023

Physician Advance Consideration	$	---	$199,645
IPO Share Consideration		1,463,518	1,463,518
Total contingent consideration receivable		1,463,518	1,663,163